Principal Activities, Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Principal Activities, Organization and Basis of Presentation
(1)	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

Principal activities and organization

LDK Solar CO., Ltd. in provisional liquidation (the “Company” or “LDK”) is incorporated in the Cayman Islands and was established on May 1, 2006. LDK and its subsidiaries (collectively, the “Group”) are principally engaged in the design, development, manufacturing and marketing of photovoltaic (“PV”) products and development of power plant projects in the People’s Republic of China (“PRC”) and overseas market.

On February 27, 2014, the Grand Court of the Cayman Islands (the “Cayman court”), appointed joint provisional liquidators (the “JPLs”) to place the Company into provisional liquidation, pursuant to a winding-up petition the Company filed with the Cayman Court on February 21, 2014 on grounds of insolvency in anticipation of its inability to honor its payment obligations under the RMB-denominated US$-settled 10% senior notes due 2014 (the “Senior Notes”), and the series A redeemable convertible preferred shares of LDK Silicon & Chemical Technology Co., Ltd. (“LDK SCT”) (the “Preferred Shares”). Provisional liquidation is a procedure under the Cayman Islands law to preserve and protect the assets of a Cayman Islands company until the hearing of a winding-up petition and the appointment of official liquidators. It is also used, as in the Company’s case, as a method of protecting a Cayman Islands company from its creditors in order to allow it an opportunity to reach a compromise or arrangement with its creditors on terms likely to be more advantageous to creditors than realizing and distributing its assets in an official liquidation under the Cayman Islands law. In collaboration with the JPLs, the Company has prepared the schemes of arrangement, which were approved by the Company’s scheme creditors in October 2014 and are subject to sanction by the Cayman court and the Hong Kong court at hearings in November 2014. The Company has not completed the proposed debt restructuring transaction. See note 31.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.

The Group has suffered recurring losses from operations and has incurred a net loss of US$1,637,211 for the year ended December 31, 2013. In addition, the Group had a working capital deficit (total consolidated current liabilities exceeding total consolidated current assets) of US$4,468,869 and a total capital deficit of US$2,102,381 as of December 31, 2013. As of December 31, 2013, the Group had cash and cash equivalents of US$29,973, and total short-term borrowings and current portion of long-term borrowings of US$2,525,427. Due to cash flow constraint, the Group was not able to repay the Preferred Shares of US$387,816 upon notification of redemption by the holders of the Preferred Shares. In addition, the Company was unable to repay the Senior Notes with an aggregate outstanding principal amount of US$267,601 upon maturity on February 28, 2014. In anticipation of its inability to honor its payment obligations under the Senior Notes and the Preferred Shares, on February 21, 2014, the Company presented a winding-up petition to the Cayman court on the grounds of insolvency and sought the appointment of the JPLs. On February 27, 2014, the Cayman court made an order placing the Company into provisional liquidation and appointing the JPLs for the purpose of presenting a compromise or arrangements to creditors. The Group also has PRC Notes of US$82,009 that mature in December 2014. Further, the significant financial difficulties the Group is currently experiencing combined with the deterioration of the Group’s financial condition could also result in the exercise of subjective acceleration provisions in some of the Group’s loan agreements that give the lenders the right to accelerate the repayment of the loans.

These and other factors disclosed in this annual report raise substantial doubt as to the Company’s ability to continue as a going concern. However, management believes that it has developed a liquidity plan, as summarized below, that, if executed successfully, will provide sufficient liquidity to meet the Company obligations for a reasonable period of time.

•	Offshore Debt Restructuring

As disclosed in Note 31 to the financial statements, subsequent to the appointment of the JPLs on February 27, 2014, and with the sanction of the Cayman court by way of an order dated April 2, 2014, the Group entered into separate restructuring support agreements, or RSAs, with a majority of holders of the Senior Notes and with a majority of holders of the Preferred Shares. Those RSAs form the basis of the Cayman Islands and Hong Kong schemes of arrangement and the Chapter 11 prepackaged plan put to certain offshore creditors. In October 2014, scheme creditors of each class affirmatively voted for the Group’s scheme of arrangement in the Cayman Islands relating to LDK Solar and LDK SCT; scheme creditors of each class also affirmatively voted for the scheme of arrangement in Hong Kong relating to LDK Solar, LDK SCT and LDK Silicon Hong Kong, holder of the Group’s Senior Notes affirmatively voted for the prepackaged plan of reorganization proposed by the Group’s U.S. subsidiary guarantors of the Group’s Senior Notes; and the U.S. Bankruptcy Court granted customary relief sought by the Group’s U.S. subsidiary guarantors pursuant to their voluntary petitions under Chapter 11 of the U.S. Bankruptcy Code.

The Group’s offshore restructuring is still subject to (a) the sanction by the Cayman court of the scheme of arrangement in the Cayman Islands relating to LDK Solar and LDK SCT, (b) the sanction by the Hong Kong court of the scheme of arrangement in Hong Kong relating to LDK Solar, LDK SCT and LDK Silicon Hong Kong, (c) the U.S. Bankruptcy Court confirmation of the prepackaged plan and Chapter 15 recognition of the Cayman Islands scheme of arrangement, and (d) the performance of other conditions as to their effectiveness.

Based on management’s assessment of the current progress, the Company is endeavoring to complete the offshore restructuring and emerge from the provisional liquidation by the end of 2014.

•	Bank Financing and Other Financial Support

To improve the Group’s liquidity, the Group has successfully negotiated with banks and financial institutions in China to renew the Group’s short-term borrowings upon their maturity. From January 1 to September 30, 2014, the Group renewed short-term borrowings in the aggregate principal amount of US$1,565,300. Management believes that the Group will continue to be able to renew the Group’s short-term borrowings when they are due. On November 11, 2013, the Group signed a framework agreement with a syndicate of 11 commercial banks in China for a working capital facility in the aggregate principal amount of RMB 1,560,000 (or approximately US$255,900). As of September 30, 2014, the Group had withdrawn RMB 400,000 (or approximately US$67,000) from the credit facility and may further draw down when necessary. For the RMB 1,560,000 working capital facility framework agreement dated November 11, 2013 with a syndicate of 11 commercial banks in China, the proceeds of the credit facility are strictly limited to financing the Group’s onshore PRC operations within Jiangxi Province, and the Group may not use any of the proceeds to service the Group’s existing indebtedness, whether onshore or offshore. The facility will terminate on November 10, 2016 and each draw-down under the facility may be made subject to the absolute discretion and additional conditions imposed by the syndicate on a draw-specific basis. The syndicate has also designated a working group to monitor the Group’s performance under the facility agreement, with a number of controlled bank accounts arrangements in place to monitor the Group’s use of funds and collection of cash flow.

In February and August 2014, Heng Rui Xin Energy Co., Ltd. (“HRX”), a shareholder of the Company has provided financing in the aggregated principal amount of US$16,000 to the Group to support the Company’s offshore restructuring. HRX has also committed to provide an additional working capital facility in the aggregate principal amount of US$14,000 to support the Group working capital need for the next five years.

In regards to the Group’s PRC Notes that are due on December 8, 2014, the Group has been in discussion with the local Chinese governmental authorities to obtain certain land use rights as collateral for a new bank financing facility to repay such notes upon maturity.

•	Disposal of Properties and Sales of Solar Farm Projects

The Group will continue to sell its solar farm projects in the ordinary course of its solar farm project development business. Some of the projects have become, or will soon become, salable in Europe, the United States and China. In addition, the Group also intends to dispose certain of its properties that are no longer essential to the Group’s operations, such as its staff living quarters and the related land use rights. The Group is currently negotiating with the local Chinese governmental authorities for such sale.

•	Delay in Capital Expenditure and Improvement in Working Capital Management.

The Group has been negotiating with a number of its vendors, including suppliers of equipment and construction materials to obtain preferential pricing terms and more favorable payment terms. The Group has also decided to postpone a substantial portion of its planned capital expenditures for the next 12 months until market conditions improve for management to be comfortable in incurring such expenditures. To actively manage the Group’s cash flow and working capital requirements, management has implemented measures to closely monitor the Group’s inventory levels and manage the collection of the Group’s receivable balances.

While management believes that the measures in the liquidity plan will be adequate to satisfy its liquidity and cash flow requirements for the twelve months ending December 31, 2014, there is no assurance that the liquidity plan will be successfully implemented. Failure to successfully implement the liquidity plan will have a material adverse effect on the Group’s business, results of operations and financial position, and may materially adversely affect its ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Group be unable to continue as a going concern.